Contract liabilities and deferred income - Schedule of Contract liabilities and deferred income (Detail) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total		$ 34,960,000	$ 33,211,000
Less: non-current portion	[1]	(920,000)	(1,223,000)
Contract liabilities and deferred income, current portion		34,040,000	31,988,000
Membership subscription [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total	[2]	31,981,000	29,769,000
Less: non-current portion		(751,000)	(781,000)
Government grants [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total		466,000	1,300,000
Less: non-current portion		(169,000)	(442,000)
Other deferred income [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, Total	[2]	$ 2,513,000	$ 2,142,000

[1]	As of December 31, 2019 and 2020, the non-current portion consists of membership subscription of USD 781,000 and USD 751,000, and government grants of USD 442,000 and USD 169,000, respectively.
[2]	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD 26,911,000 and USD 30,189,000 for the years ended December 31, 2019 and 2020, respectively.